Investments (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other-Than-Temporary Impairments
Other than temporary Impairments	$ 7,724	$ 55	$ 1,969
OTTI recognized in earnings	7,023	24	1,865
Portion of net loss recognized in other comprehensive income, before taxes	701	31	104
Fixed maturity securities
Other-Than-Temporary Impairments
OTTI recognized in earnings	2,382	24	1,865
Credit loss impairments on fixed maturity securities for which a portion of the OTTI loss was recognized in AOCI
Balance, beginning of year	13,467	14,164	26,970
Additions for credit loss impairments recognized in the current period on securities previously impaired	0	24	87
Additions for credit loss impairments recognized in the current period on securities not previously impaired	763	0	0
Reductions for increases in cash flows expected to be collected that are recognized over the remaining life of the security	(224)	(461)	(123)
Reductions for credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	(367)	(260)	(12,770)
Balance, end of year	$ 13,639	$ 13,467	$ 14,164